Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 6,639	$ 7,068
Receivables	266	263
Prepaid expenses	137	119
Total Current assets	7,042	7,450
Property, plant and equipment	102	112
Mineral property interests	516	532
Long-term investment	147	151
Reclamation deposits and other	12	12
Total assets	7,819	8,257
Current liabilities
Accounts payable and accrued liabilities	304	247
Total current liabilities	304	247
Loan payable to Oyu Tolgoi LLC	7,927	7,841
Deferred revenue	23,938	24,658
Total liabilities	32,169	32,746
Stockholders’ deficiency
Common stock, no par value, unlimited number authorized, 174,283,740 (December 31, 2017 - 173,573,572) issued and outstanding	140,143	139,689
Additional paid-in capital	21,868	22,175
Accumulated other comprehensive income	5,938	5,230
Accumulated deficit	(192,299)	(191,583)
Total stockholders’ deficiency	(24,350)	(24,489)
Total liabilities and stockholders’ deficiency	$ 7,819	$ 8,257